Other Financial Liabilities (debt) - Amounts recognized in profit (Details) - Sociedad Minera El Brocal S.A.A - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Financial Liabilities debt [Line Items]
Expenses related to variable lease payments, low-value and short-term leases	$ 13,431	$ 7,973
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	12,708	12,459
Interest expense on lease liabilities (see Note 18)	3,912	4,371
Amounts recognized in profit or loss	$ 30,051	$ 24,803